Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (234,048)	$ (35,870)	¥ (95,821)	¥ (134,636)
Net cash generated from investing activities	(320,308)	(49,089)	(1,820)	(2,242)
Net cash generated from financing activities	529,143	81,095	149,399	37,333
Net increase/(decrease) in cash, cash equivalents and restricted cash	(46,086)	(7,064)	51,197	(99,545)
Cash, cash equivalents and restricted cash at beginning of year	57,674	8,839	6,477	106,022
Cash, cash equivalents and restricted cash at end of year	11,588	1,775	57,674	¥ 6,477
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(506,681)	(77,651)	(9,709)
Net cash generated from financing activities	509,053	78,016	10,155
Net increase/(decrease) in cash, cash equivalents and restricted cash	2,372	365	446
Cash, cash equivalents and restricted cash at beginning of year	446	68
Cash, cash equivalents and restricted cash at end of year	¥ 2,818	$ 433	¥ 446